Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Net change in the total valuation allowance	$ 800
Received amount of Chemomab Therapeutics Inc	351
Expects to receive amount of Chemomab Therapeutics Inc		$ 183
Income tax benefit	0	0	$ (534)
Deferred tax asset capital closs carryforward	$ 14,224
Israel [Member]
Income Tax Disclosure [Line Items]
Corporate tax rate	23.00%
Capital losses carryforwards	$ 176,000	$ 165,000	$ 159,000
U.S. [Member] | Federal [Member]
Income Tax Disclosure [Line Items]
Corporate tax rate	21.00%